Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss - Summary of Net Income from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net income from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial liabilities designated at fair value through profit or loss	¥ 16,937	¥ 8,268	¥ (11,502)
Total net income from financial assets and liabilities at fair value through profit or loss	332,654	43,524	323,217
Debt instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	320,985	37,829	328,657
Equity instruments [member]
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from financial assets mandatorily at fair value through profit or loss	¥ (5,268)	¥ (2,573)	¥ 6,062